INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate	0.00%
Operating Loss Carryforwards	$ 39,900
Operating loss carryforward, expiry description	expire between 2021 and 2025.
Operating Loss Carryforwards, Valuation Allowance	$ 6,900	$ 4,900
[custom:IncreaseInNetOperatingLossCarryforwardValuationAllowance-0]	2,000	4,800
Valuation allowance, deferred tax asset, increase	3,700
Utilization of valuation allowance	1,700
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	2,400	1,700
Deferred tax liabilities on property, plant and equipment	3,600	4,911
Unrecognized tax benefit deferred tax liabilities on property, plant and equipment	$ 3,600	3,600
Effective statutory rate, description	In the British Virgin Islands, the statutory rate is effectively 0% as income tax is not applied on extra territorial activity. For the United Arab Emirates, the statutory rate on our operations is also 0%.
Income tax examination penalties and interest accrued	$ 100	900
Unrecognized Tax Benefits	15,600	13,700
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	1,700	$ 1,800
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 15,600
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate	10.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax statutory rate	35.00%